United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21249

(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30

Date of Reporting Period: Six months ended 05/31/12

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2012

Federated Premier Municipal Income Fund

Federated Premier Intermediate Municipal Income Fund

Funds Established 2002

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited) –
Federated Premier Municipal Income Fund

At May 31, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Investments[2]
General Obligation — State	14.3%
Hospital	13.5%
Transportation	12.6%
Special Tax	11.3%
General Obligation — Local	9.6%
Water & Sewer	6.9%
Senior Care	4.7%
Electric & Gas	4.6%
Pre-refunded	4.6%
Education	4.2%
Other[3]	13.7%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor. Pre-refunded securities are those whose debt service is paid from escrowed funds, usually U.S. government securities.
2	Percentages reflect the fully consolidated asset of any inverse floater trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 86.3% of the Fund's investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 99.5%
	Alabama – 1.2%
$1,145,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.00% (Original Issue Yield: 6.25%), 10/1/2040	1,304,991
415,000	Selma, AL IDB, Gulf Opportunity Zone Bonds (Series 2010A), 5.80% (International Paper Co.), 5/1/2034	450,437
	TOTAL	1,755,428
	Arizona – 2.6%
940,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	992,546
2,000,000	Pima County, AZ IDA, Revenue Bonds (Series 2008B), 5.75% (Tucson Electric Power Co.), 9/1/2029	2,125,280
750,000	Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	753,060
	TOTAL	3,870,886
	California – 7.4%
1,280,000	California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	1,554,458
1,000,000	California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2030	1,118,440
1,500,000	California Statewide CDA, (Kaiser Permanente), Revenue Bonds (Series 2012A), 5.00%, 4/1/2042	1,620,885
1,500,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	1,955,505
1,000,000	Northern California Power Agency, Hydroelectric Project Number One Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2028	1,147,560
2,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 5.50%, 5/1/2025	2,379,440
1,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,088,560
	TOTAL	10,864,848
	Colorado – 3.7%
713,000	Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	799,658
500,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	511,905
230,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (Original Issue Yield: 5.60%), 11/1/2027	265,215
Semi-Annual Shareholder Report

Principal Amount			Value
$90,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.50% (United States Treasury & Agency PRF 11/1/2018@100)/(Original Issue Yield: 5.60%), 11/1/2027	113,552
241,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	267,035
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	562,520
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,145,380
1,480,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,776,992
		TOTAL	5,442,257
		Delaware – 0.5%
715,000		Delaware EDA, Gas Facilities Refunding Bonds, 5.40% (Delmarva Power and Light Co.), 2/1/2031	778,814
		District of Columbia – 1.8%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,713,775
		Florida – 4.9%
600,000		Florida Higher Educational Facilities Financing Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Nova Southeastern University), 4/1/2027	645,066
1,170,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,104,936
1,000,000		Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2030	1,123,540
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	384,764
1,000,000		South Lake County, FL Hospital District, Revenue Bonds (Series 2009A), 6.00% (South Lake Hospital, Inc.)/(Original Issue Yield: 6.05%), 4/1/2029	1,098,420
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,033,310
1,000,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.65% (Original Issue Yield: 6.70%), 5/1/2040	426,920
930,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	938,807
Semi-Annual Shareholder Report

Principal Amount		Value
$460,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	468,694
	TOTAL	7,224,457
	Georgia – 3.9%
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2010C), 6.00%, 1/1/2030	1,220,430
1,500,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00% (Original Issue Yield: 6.14%), 11/1/2024	1,830,870
1,000,000	Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	1,062,950
1,500,000	DeKalb Private Hospital Authority, GA, RACs (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2024	1,703,355
	TOTAL	5,817,605
	Guam – 0.3%
375,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625% (Original Issue Yield: 5.875%), 12/1/2029	401,850
	Hawaii – 1.6%
750,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series 2009), 6.50% (Hawaiian Electric Co., Inc.), 7/1/2039	868,642
1,400,000	Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,464,498
	TOTAL	2,333,140
	Illinois – 5.6%
859,000	Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	740,217
625,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50%, 1/1/2041	756,250
1,000,000	Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,044,780
695,000	Chicago, IL, UT GO Bonds (Project Series 2011A), 5.25%, 1/1/2035	767,127
420,000	DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	402,717
625,000	Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	502,106
1,250,000	Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2010 A-1), 5.00%, 1/1/2031	1,367,800
1,475,000	Illinois State, UT GO Bonds (Series 2008), 5.00%, 4/1/2028	1,543,779
230,000	Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	252,289
Semi-Annual Shareholder Report

Principal Amount		Value
$1,000,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.50%, 6/15/2050	1,097,910
	TOTAL	8,474,975
	Indiana – 3.9%
1,930,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,977,671
1,500,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.25% (CWA Authority), 10/1/2031	1,738,470
655,000	Indiana State Finance Authority, Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Ohio Valley Electric Corp.), 6/1/2032	659,565
1,200,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,439,112
	TOTAL	5,814,818
	Louisiana – 0.2%
235,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	240,447
	Maine – 0.5%
600,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 6.75% (MaineGeneral Medical Center)/(Original Issue Yield: 7.00%), 7/1/2041	682,446
	Maryland – 1.0%
550,000	Baltimore, MD, SO Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	587,681
175,000	Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	185,773
690,000	Maryland State EDC, Revenue Bonds (Series B), 5.75% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.875%), 6/1/2035	743,185
	TOTAL	1,516,639
	Michigan – 0.8%
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds, 5.75% (Henry Ford Health System, MI)/(Original Issue Yield: 6.00%), 11/15/2039	1,105,730
	Minnesota – 1.2%
335,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011B), 5.25% (Original Issue Yield: 5.291%), 3/1/2031	373,093
1,000,000	University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2019	1,254,810
	TOTAL	1,627,903
	Mississippi – 0.2%
315,000	Warren County, MS Gulf Opportunity Zone, Gulf Opportunity Zone Bonds (Series 2011A), 5.375% (International Paper Co.), 12/1/2035	337,122
Semi-Annual Shareholder Report

Principal Amount			Value
		Nebraska – 0.7%
$1,000,000		Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00%, (Goldman Sachs & Co. GTD), 9/1/2042	1,021,670
		New Jersey – 1.6%
400,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2023	452,332
1,115,000		New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ Dedicated Cigarette Excise Tax)/(United States Treasury PRF 6/15/14@100)(Original Issue Yield: 5.89%), 6/15/2029	1,236,825
211,412	[1,2]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	2
600,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011A), 6.00% (New Jersey State), 6/15/2035	730,428
		TOTAL	2,419,587
		New Mexico – 1.2%
1,000,000		Farmington, NM, PCR Refunding Bonds (Series 2010E), 5.90% (Public Service Co., NM), 6/1/2040	1,087,940
750,000	[3,4]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	782,078
		TOTAL	1,870,018
		New York – 7.9%
1,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375% (Original Issue Yield: 6.476%), 7/15/2043	1,126,660
1,000,000		Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2020	1,219,450
1,000,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	1,151,330
1,500,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2012C), 5.00%, 11/15/2041	1,654,095
1,000,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.57%), 6/15/2026	1,169,010
1,500,000		New York City, NY TFA, Future Tax Secured Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,839,435
2,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.75% (4 World Trade Center), 11/15/2051	2,300,460
1,030,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 2), 5.00% (7 World Trade Center LLC), 9/15/2043	1,120,527
		TOTAL	11,580,967
		North Carolina – 0.7%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (United States Treasury PRF 1/1/2013@100)/(Original Issue Yield: 5.57%), 1/1/2017	1,026,620
Semi-Annual Shareholder Report

Principal Amount			Value
		Ohio – 4.7%
$1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,081,410
1,000,000		Lorain County, OH Port Authority, Recovery Zone Facility Revenue Bonds (Series 2010), 6.75% (United States Steel Corp.), 12/1/2040	1,126,470
945,000		Lucas County, OH, Revenue Bonds (Series 2011A), 6.00% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 6.22%), 11/15/2041	1,113,768
1,090,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series 2009A), 5.70% (FirstEnergy Solutions Corp.), 8/1/2020	1,257,326
500,000		Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, 12/1/2026	593,510
1,280,000		Ohio State Water Development Authority, Water Pollution Control Loan Fund Refunding Revenue Bonds (Series 2010C), 5.00%, 6/1/2020	1,609,741
		TOTAL	6,782,225
		Oregon – 0.3%
500,000	[3]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	443,000
		Pennsylvania – 3.1%
1,500,000		Northampton County, PA General Purpose Authority, Hospital Revenue Bonds (Series 2008A), 5.50% (St. Lukes Hospital of Bethlehem)/(Original Issue Yield: 5.60%), 8/15/2035	1,576,185
1,000,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009D), 5.50%, 12/1/2041	1,108,660
1,630,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.00% (Original Issue Yield: 5.13%), 1/1/2027	1,790,702
		TOTAL	4,475,547
		Puerto Rico – 1.4%
2,000,000		Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien Revenue Bonds (Series 2012A), 5.25% (Original Issue Yield: 5.42%), 7/1/2042	2,010,800
		South Carolina – 0.8%
1,170,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	1,176,131
		South Dakota – 1.9%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,030,000
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,775,060
		TOTAL	2,805,060
Semi-Annual Shareholder Report

Principal Amount			Value
		Tennessee – 3.3%
$1,750,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Bonds (Series 2010), 6.00% (Mountain States Health Alliance)/(Original Issue Yield: 6.07%), 7/1/2038	1,963,955
2,580,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2008B), 5.50%, 5/1/2038	3,012,460
		TOTAL	4,976,415
		Texas – 14.4%
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25% (Original Issue Yield: 6.30%), 1/1/2046	1,118,890
1,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	1,636,485
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	734,860
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Refunding Bonds (Series 2009), 5.625% (St. Luke's Episcopal Hospital), 2/15/2025	2,329,860
385,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	335,327
585,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	467,468
200,000		Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2011A), 6.875% (Cosmos Foundation, Inc.), 5/15/2041	243,424
835,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	905,866
10,000,000	[5]	Spring Branch, TX ISD, LT GO Bonds, PSFG, 5.25% 2/1/2034	11,412,100
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	513,715
1,390,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.30%, 7/1/2034	1,506,899
		TOTAL	21,204,894
		Virginia – 1.8%
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,546,636
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,023,430
		TOTAL	2,570,066
		Washington – 11.4%
2,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset-Backed Revenue Bonds, 6.625% (Original Issue Yield: 6.875%), 6/1/2032	2,081,060
Semi-Annual Shareholder Report

Principal Amount			Value
$12,790,000	[5]	Washington State, UT GO Bonds, (Series 2008A), 5.00% 7/1/2030	14,779,156
		TOTAL	16,860,216
		Wisconsin – 3.0%
2,000,000		Wisconsin State General Fund Appropriation, Revenue Bonds (Series 2009A), 6.00% (Wisconsin State)/(Original Issue Yield: 6.10%), 5/1/2036	2,436,600
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	507,050
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	506,080
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	1,006,990
		TOTAL	4,456,720
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $135,319,950)	146,683,076
		SHORT-TERM MUNICIPAL – 0.5%[6]
		Ohio – 0.5%
800,000		Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 6/1/2012 (AT AMORTIZED COST)	800,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (IDENTIFIED COST $136,119,950)[7]	147,483,076
		OTHER ASSETS AND LIABILITIES — NET[8]	(16,718,684)
		LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(18,425,000)
		LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(18,150,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$94,189,392

At May 31, 2012, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Non-income producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, these restricted securities amounted to $1,225,078, which represented 0.8% of total market value.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2012, these liquid restricted securities amounted to $782,078, which represented 0.5% of total market value.
5	Underlying security in inverse floater trust.
Semi-Annual Shareholder Report

6	Current and next reset date shown for Variable Rate Demand Notes.
7	The cost of investments for federal tax purposes amounts to $118,894,052.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

CDA	— Community Development Authority
COPs	— Certificates of Participation
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
ISD	— Independent School District
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LT	— Limited Tax
PCR	— Pollution Control Revenue
PRF	— Pre-refunded
PSFG	— Public School Fund Guarantee
RACs	— Revenue Anticipation Certificates
SO	— Special Obligation
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) –
Federated Premier Intermediate Municipal Income Fund

At May 31, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Investments[2]
General Obligation — State	22.5%
Special Tax	12.8%
Hospital	11.2%
Public Power	9.2%
Transportation	8.8%
Education	7.0%
Electric & Gas	4.5%
Water & Sewer	3.8%
Industry Development Bond/Pollution Control Revenue	3.8%
Tobacco	3.6%
Other[3]	12.8%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's Adviser. Securities that are insured by a bond insurer are assigned according to the economic sector and/or revenue source of the underlying obligor.
2	Percentages reflect the fully consolidated asset of any inverse floater trust as presented in the Portfolio of Investments.
3	For purposes of this table, sector classifications constitute 87.2% of the Fund's total investments. Remaining sectors have been aggregated under the designation “Other.”
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount		Value
	MUNICIPAL BONDS – 99.7%
	Arizona – 2.6%
$1,000,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2004A), 5.375% (Catholic Healthcare West), 7/1/2023	1,055,900
1,690,000	Pima County, AZ IDA, PCRBs (Series 2009A), 4.95% (Tucson Electric Power Co.), 10/1/2020	1,863,799
1,500,000	Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,524,885
	TOTAL	4,444,584
	Arkansas – 0.8%
1,000,000	Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,001,600
300,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	300,621
	TOTAL	1,302,221
	California – 10.7%
1,115,000	Bay Area Toll Authority, CA, San Francisco Bay Area Subordinate Toll Bridge Revenue Bonds (Series 2010 S-2), 5.00%, 10/1/2024	1,290,501
570,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	611,884
1,500,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Healthcare West), 3/1/2027	1,682,835
1,250,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2012A), 5.00% (Scripps Health), 11/15/2032	1,401,950
1,705,000	California State, Refunding Economic Recovery Bonds (Series 2009A), 5.00% (California State Fiscal Recovery Fund), 7/1/2018	2,070,586
1,500,000	California State, Various Purpose UT GO Bonds, 5.00%, 9/1/2021	1,808,880
1,740,000	California Statewide CDA, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	1,795,924
1,000,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 6.125% (Citigroup, Inc. GTD), 11/1/2029	1,169,760
1,335,000	Sacramento, CA Municipal Utility District, Electric Revenue Refunding Bonds (Series 2012Y), 5.00%, 8/15/2028	1,552,859
1,500,000	San Diego, CA Public Facilities Authority, Senior Sewer Revenue Refunding Bonds (Series 2009B), 5.00% (San Diego, CA Wastewater System), 5/15/2016	1,739,655
1,000,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Private Activity Bonds (Series 2010C), 5.00%, 5/1/2021	1,197,340
Semi-Annual Shareholder Report

Principal Amount		Value
1,000,000	San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.00% (Original Issue Yield: 5.05%), 3/1/2031	1,088,560
	TOTAL	17,410,734
	Colorado – 5.1%
707,000	Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	792,929
130,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	131,941
500,000	Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	511,905
1,265,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,301,989
2,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2011A), 5.25% (Catholic Health Initiatives), 2/1/2031	2,285,320
805,000	Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF 12/1/2013@102), 12/1/2016	892,471
600,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2009A), 5.00% (Denver, CO City & County Airport Authority), 11/15/2016	697,608
1,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25% (Merrill Lynch & Co., Inc. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	1,200,670
500,000	Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	580,915
	TOTAL	8,395,748
	District of Columbia – 0.7%
1,000,000	District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2016	1,119,180
	Florida – 4.4%
1,000,000	Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-1), 5.00% (Assured Guaranty Corp. INS), 6/1/2014	1,078,860
30,000	Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 7.04% (Original Issue Yield: 7.087%), 11/1/2014	29,609
1,000,000	Florida Higher Educational Facilities Financing Authority, Revenue Refunding Bonds (Series 2012A), 5.00% (Nova Southeastern University), 4/1/2027	1,075,110
1,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.00%, 10/1/2027	1,145,900
Semi-Annual Shareholder Report

Principal Amount			Value
$270,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	265,982
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	551,770
1,325,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.375%, 5/1/2017	563,324
2,390,000		University of Central Florida Athletics Association, Inc., FL, COPs (Series 2004A), 5.125% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2022	2,471,571
		TOTAL	7,182,126
		Georgia – 3.5%
1,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2020	1,198,430
1,500,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,908,195
1,250,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.40% (Eastside Tax Allocation District)/(Original Issue Yield: 5.50%), 1/1/2020	1,343,800
500,000		DeKalb Private Hospital Authority, GA, RACs (Series 2009), 5.00% (Children's Healthcare of Atlanta, Inc.), 11/15/2016	577,555
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	750,165
		TOTAL	5,778,145
		Guam – 0.8%
1,250,000		Guam Government LO (Section 30), Bonds (Series 2009A), 5.00%, 12/1/2015	1,340,737
		Hawaii – 0.4%
600,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	607,584
		Illinois – 5.3%
1,325,000		Chicago, IL Sales Tax, Refunding Revenue Bonds, 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2019	1,463,780
900,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	941,706
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	775,994
500,000		Illinois Finance Authority, Revenue Bonds (Series 2012B), 5.00% (Loyola University of Chicago), 7/1/2026	572,620
1,000,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,078,020
Semi-Annual Shareholder Report

Principal Amount			Value
$2,000,000		Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2016	2,324,520
345,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	378,434
1,000,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2015	1,100,410
		TOTAL	8,635,484
		Indiana – 1.7%
1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	1,123,227
1,300,000		Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	1,559,038
		TOTAL	2,682,265
		Louisiana – 0.5%
981,000	[1,2]	Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	392,518
470,000		St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	480,895
		TOTAL	873,413
		Maine – 0.5%
665,000		Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2011), 7.50% (MaineGeneral Medical Center), 7/1/2032	806,279
		Maryland – 10.7%
175,000		Maryland State EDC, Port Facilities Refunding Revenue Bonds (Series 2010), 5.75% (CONSOL Energy, Inc.), 9/1/2025	185,773
1,000,000		Maryland State EDC, Revenue Bonds (Series A), 5.125% (Ports America Chesapeake, Inc.)/(Original Issue Yield: 5.25%), 6/1/2020	1,087,580
13,500,000	[3]	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2022	16,232,805
		TOTAL	17,506,158
		Massachusetts – 2.9%
1,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds (Series B), 5.25%, 7/1/2018	1,242,210
2,000,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2024	2,291,340
1,030,000		Massachusetts HEFA, Revenue Bonds (Series 2010A), 5.00% (Northeastern University), 10/1/2023	1,206,532
		TOTAL	4,740,082
		Michigan – 1.1%
1,500,000		Michigan State Building Authority, Revenue Refunding Bonds (Series 2009I), 5.00%, 10/15/2016	1,729,110
Semi-Annual Shareholder Report

Principal Amount			Value
		Minnesota – 1.5%
$335,000		Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011B), 5.25% (Original Issue Yield: 5.291%), 3/1/2031	373,093
955,000		Tobacco Securitization Authority, MN, Tobacco Settlement Revenue Bonds (Series 2011B), 5.25%, 3/1/2026	1,089,789
750,000		University of Minnesota, GO Bonds (Series 2011A), 5.00%, 12/1/2018	929,865
		TOTAL	2,392,747
		Nebraska – 1.4%
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	2,334,580
		Nevada – 2.4%
2,000,000		Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,060,080
950,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	962,901
765,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	786,749
		TOTAL	3,809,730
		New Jersey – 0.0%
251,750	[1,2]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	2
		New Mexico – 1.3%
1,000,000		Farmington, NM, PCR Refunding Bonds (Series A), 5.20% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2020	1,124,040
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	1,003,940
		TOTAL	2,127,980
		New York – 9.9%
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	2,027,980
1,000,000		Erie County, NY IDA, School Facility Revenue Bonds (Series 2011A), 5.25% (Buffalo, NY City School District), 5/1/2027	1,170,600
1,500,000		New York City, NY TFA, Future Tax Secured Bonds (Series Fiscal 2011D), 5.00%, 2/1/2019	1,839,435
125,000		New York City, NY, UT GO Bonds (Series 2002D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	125,465
1,215,000		New York City, NY, UT GO Bonds (Series 2002D), 5.00% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.21%), 6/1/2017	1,215,000
1,000,000		New York Liberty Development Corporation, Liberty Revenue Bonds (Series 2011), 5.00% (4 World Trade Center), 11/15/2031	1,119,850
Semi-Annual Shareholder Report

Principal Amount			Value
$2,000,000		New York Liberty Development Corporation, Revenue Refunding Bonds (Series 2012 Class 1), 5.00% (7 World Trade Center LLC), 9/15/2028	2,340,740
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2009C), 5.00% (School District Financing Program)/(Assured Guaranty Corp. INS), 10/1/2015	2,252,260
2,000,000		Tobacco Settlement Financing Corp., NY, (Series 2003B-1C), 5.50% (New York State), 6/1/2019	2,099,980
1,710,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2011A), 5.00%, 1/1/2026	2,057,728
		TOTAL	16,249,038
		North Carolina – 1.6%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	1,075,940
1,500,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	1,544,430
		TOTAL	2,620,370
		Ohio – 2.9%
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	1,081,410
1,000,000		Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00% (United States Treasury PRF 12/1/2012@101), 12/1/2022	1,033,860
2,135,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2009), 5.00% (Nationwide Children's Hospital), 11/1/2019	2,558,136
		TOTAL	4,673,406
		Oregon – 1.0%
500,000	[4]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	443,000
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101), 12/1/2018	1,100,600
		TOTAL	1,543,600
		Pennsylvania – 10.9%
1,500,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2017	1,747,635
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	452,052
12,050,000	[3]	Commonwealth of Pennsylvania, UT GO Bonds, 5.00%, 3/15/2025	14,333,810
Semi-Annual Shareholder Report

Principal Amount		Value
$1,000,000	Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,120,870
	TOTAL	17,654,367
	Puerto Rico – 1.3%
2,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2012A), 5.00%, 7/1/2029	2,108,480
	South Carolina – 2.1%
1,000,000	Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	1,078,140
2,000,000	Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-3), 5.00%, 1/1/2024	2,318,720
	TOTAL	3,396,860
	South Dakota – 1.1%
1,715,000	Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,766,450
	Tennessee – 1.0%
1,500,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25% (Goldman Sachs & Co. GTD), 9/1/2021	1,680,480
	Texas – 6.2%
1,000,000	Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,074,410
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2018	1,190,580
500,000	Houston, TX Higher Education Finance Corp., Education Revenue Bonds (Series 2012A), 5.00% (Cosmos Foundation, Inc. ), 2/15/2032	516,670
500,000	North Texas Tollway Authority, Special Projects System Revenue Bonds (Series 2011), 5.00% (North Texas Toll Authority Special Projects System), 9/1/2021	623,355
545,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	579,874
500,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	519,735
1,000,000	Tyler, TX HFDC, Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	1,003,090
1,770,000	University of Texas System Board of Regents, Revenue Bonds (Series 2004B), 5.25%, 8/15/2019	2,248,396
2,235,000	West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,492,226
	TOTAL	10,248,336
Semi-Annual Shareholder Report

Principal Amount		Value
	Virginia – 0.8%
$126,000	Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	127,949
1,000,000	Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.50%), 12/1/2023	1,104,740
	TOTAL	1,232,689
	Washington – 0.9%
1,390,000	Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,449,659
	Wisconsin – 1.7%
2,000,000	Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	2,097,480
715,000	Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	722,250
	TOTAL	2,819,730
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $152,175,552)	162,662,354
	SHORT-TERM MUNICIPAL – 0.3%[5]
	Ohio – 0.3%
500,000	Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 6/1/2012 (AT AMORTIZED COST)	500,000
	TOTAL MUNICIPAL INVESTMENTS — 100.0% (IDENTIFIED COST $152,675,552)[6]	163,162,354
	OTHER ASSETS AND LIABILITIES — NET[7]	(18,593,437)
	LIQUIDATION VALUE OF VARIABLE RATE MUNICIPAL TERM PREFERRED SHARES	(27,000,000)
	LIQUIDATION VALUE OF AUCTION MARKET PREFERRED SHARES	(14,900,000)
	TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$102,668,917

At May 31, 2012, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Non-income producing security.
2	Security in default.
3	Underlying security in inverse floater trust.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, this restricted security amounted to $443,000, which represented 0.3% of total market value.
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	The cost of investments for federal tax purposes amounts to $133,403,794.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total market value at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

AMBAC	— American Municipal Bond Assurance Corporation
CDA	— Community Development Authority
COPs	— Certificates of Participation
EDC	— Economic Development Corporation
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LO	— Limited Obligation
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Pre-refunded
RACs	— Revenue Anticipation Certificates
SID	— Special Improvement District
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Federated Premier Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.86	$13.49	$13.25	$11.08	$14.60	$15.56
Income From Investment Operations:
Net investment income[1]	0.47	1.02	1.05	1.07	1.12	1.12
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	1.30	0.38	0.25	2.13	(3.59)	(0.96)
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.01)	(0.01)	(0.02)	(0.25)	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	1.77	1.39	1.29	3.18	(2.72)	(0.16)
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.50)	(1.02)	(1.05)	(1.01)	(0.80)	(0.80)
Discount From Auction Market Preferred Share Repurchase	0.12	—	—	—	—	—
Net Asset Value, End of Period	$15.25	$13.86	$13.49	$13.25	$11.08	$14.60
Market Price, End of Period	$16.02	$14.89	$14.36	$14.47	$9.37	$13.92
Total Return at Net Asset Value[4]	13.80%	10.95%	9.90%	29.89%	(19.45)%	(1.01)%
Total Return at Market Price[5]	11.21%	11.91%	6.87%	67.59%	(28.31)%	(7.03)%
Ratios to Average Net Assets:
Net expenses[6]	1.14%[7]	1.05%	1.03%	1.03%	0.98%[8]	0.85%
Net expenses excluding interest and trust expenses on inverse floater trusts	0.99%[7]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income[9]	6.55%[7]	7.60%	7.54%	8.59%	6.37%	5.33%
Expense waiver/reimbursement[10]	0.48%[7]	0.48%	0.42%	0.56%	0.54%	0.47%[11]
Supplemental Data:
Net assets, end of period (000 omitted)	$94,189	$85,560	$83,123	$81,443	$67,990	$89,528
Portfolio turnover	11%	38%	19%	79%	32%	12%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940 — Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[12]
5/31/2012	$36,575,000	$89,381	$50,031	$25,015	$25,000
11/30/2011	$36,575,000	$83,482	$50,001	$25,000	$25,000
11/30/2010	$36,575,000	$81,817	$50,008	$25,004	$25,000
11/30/2009	$36,575,000	$80,668	$50,006	$25,003	$25,000
11/30/2008	$44,075,000	$63,565	$50,006	$25,003	$25,000
11/30/2007	$53,675,000	$66,699	$50,006	$25,003	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
6	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares or dividend payments to preferred shareholders and any associated commission costs.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.98% for the year ended November 30, 2008 after taking into account this expense reduction.
9	Ratios reflect reductions for dividend payments to preferred shareholders.
10	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
11	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been included to conform to the current year presentation.
12	Represents initial public offering price.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Federated Premier Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$13.94	$13.57	$13.46	$11.90	$14.15	$14.83
Income From Investment Operations:
Net investment income[1]	0.38	0.83	0.86	0.92	0.97	0.99
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.64	0.36	0.13	1.54	(2.29)	(0.66)
Distributions to auction market preferred shareholders from net investment income[2]	(0.00)[3]	(0.01)	(0.01)	(0.02)	(0.24)	(0.32)
TOTAL FROM INVESTMENT OPERATIONS	1.02	1.18	0.98	2.44	(1.56)	0.01
Less Distributions to Common Shareholders:
Distributions from net investment income	(0.39)	(0.81)	(0.87)	(0.88)	(0.69)	(0.69)
Discount From Auction Market Preferred Share Repurchase	0.15	—	—	—	—	—
Net Asset Value, End of Period	$14.72	$13.94	$13.57	$13.46	$11.90	$14.15
Market Price, End of Period	$15.20	$13.87	$13.60	$13.62	$9.37	$12.50
Total Return at Net Asset Value[4]	8.47%	9.06%	7.40%	21.24%	(11.47)%	0.10%
Total Return at Market Price[5]	12.57%	8.51%	6.38%	56.22%	(20.62)%	(4.80)%
Ratios to Average Net Assets:
Net expenses[6]	1.15%[7]	1.06%	1.07%	1.08%	0.98%[8]	0.89%
Net expenses excluding interest and trust expenses on inverse floater trusts[6]	0.99%[7]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income[9]	5.32%[7]	6.02%	6.16%	7.01%	5.43%	4.63%
Expense waiver/reimbursement[10]	0.42%[7]	0.37%	0.33%	0.43%	0.45%	0.42%[11]
Supplemental Data:
Net assets, end of period (000 omitted)	$102,669	$97,169	$94,569	$93,598	$82,655	$98,317
Portfolio turnover	13%	21%	31%	47%	20%	17%
Semi-Annual Shareholder Report

Asset Coverage Requirements for Investment Company Act of 1940 — Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share[12]
5/31/2012	$41,900,000	$86,258	$50,039	$25,019	$25,000
11/30/2011	$41,900,000	$82,977	$50,000	$25,000	$25,000
11/30/2010	$41,900,000	$81,426	$50,002	$25,001	$25,000
11/30/2009	$41,900,000	$80,846	$50,000	$25,000	$25,000
11/30/2008	$50,900,000	$65,597	$50,004	$25,002	$25,000
11/30/2007	$61,025,000	$65,277	$50,018	$25,009	$25,000
1	Per share numbers have been calculated using the average shares method.
2	The amounts shown are based on Common Share equivalents.
3	Represents less than $0.01.
4	Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment.
6	Ratios do not reflect the effect of interest expense on variable rate municipal term preferred shares or dividend payments to preferred shareholders and any associated commission costs.
7	Computed on an annualized basis.
8	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.98% for the year ended November 30, 2008 after taking into account this expense reduction.
9	Ratios reflect reductions for dividend payments to preferred shareholders.
10	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
11	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been included to conform to the current year presentation.
12	Represents initial public offering price.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statements of Assets and Liabilities

May 31, 2012 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Total investments in securities, at value	$147,483,076	$163,162,354
Cash	70,076	21,084
Income receivable	2,125,403	2,267,224
Prepaid expenses	69,042	67,457
Receivable for investments sold	—	56,002
Deferred offering costs (Note 7)	181,955	181,955
TOTAL ASSETS	149,929,552	165,756,076
Liabilities:
Payable for floating rate certificate securities (Note 2)	$17,100,000	$19,175,000
Payable for investments purchased	1,529,813	1,526,380
Income distribution payable — Common Shares	512,675	453,225
Income distribution payable — AMPS	537	117
Interest payable – VMTP Shares	22,135	32,437
TOTAL LIABILITIES	19,165,160	21,187,159
Variable Rate Municipal Term Preferred Shares (VMTP) (737 and 1,080 shares, respectively, authorized and issued at $25,000 per share)	$18,425,000	$27,000,000
Auction Market Preferred Shares (AMPS) (726 and 596 shares, respectively, authorized and issued at $25,000 per share)	$18,150,000	$14,900,000
Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$88,266,526	$99,905,797
Net unrealized appreciation of investments	11,363,126	10,486,802
Accumulated net realized loss on investments	(5,895,577)	(8,093,189)
Undistributed net investment income	455,317	369,507
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$94,189,392	$102,668,917
Common Shares Outstanding, ($0.01 par value, unlimited shares authorized)	6,176,802	6,972,689
Net asset value per share	$15.25	$14.72
Investments, at identified cost	$136,119,950	$152,675,552

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statements of Operations

Six Months Ended May 31, 2012 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$3,647,168	$3,462,505
Expenses:
Investment adviser fee (Note 5)	351,380	393,509
Administrative fee (Note 5)	75,000	75,000
Custodian fees	2,734	2,966
Transfer and dividend disbursing agent fees and expenses	23,331	23,357
Directors'/Trustees' fees	3,892	3,938
Auditing fees	23,382	23,382
Legal fees	90,364	90,410
Portfolio accounting fees	46,455	49,379
Printing and postage	9,260	9,419
Insurance premiums	1,888	1,900
Auction agent fees	10,500	10,500
Trailer commission fees (Note 6)	22,509	22,686
Interest expense – VMTP Shares (Note 6)	110,694	162,211
Interest and inverse floater trust expenses (Note 2)	64,697	76,695
Miscellaneous	33,715	33,918
TOTAL EXPENSES	869,801	979,270
Waivers (Note 5):
Waiver of investment adviser fee	(206,189)	(202,296)
Waiver of administrative fee	(12,045)	(11,995)
TOTAL WAIVERS	(218,234)	(214,291)
Net expenses	651,567	764,979
Net investment income	2,995,601	2,697,526
Realized and Unrealized Gain on investments:
Net realized gain on investments	775,802	799,438
Net change in unrealized appreciation of investments	7,140,679	3,590,624
Net realized and unrealized gain on investments	7,916,481	4,390,062
Income distributions declared to AMPS	(9,730)	(7,811)
Change in net assets resulting from operations applicable to Common Shares	$10,902,352	$7,079,777

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,995,601	$6,294,649	$2,697,526	$5,760,763
Net realized gain (loss) on investments	775,802	(525,585)	799,438	(347,319)
Net change in unrealized appreciation/depreciation of investments	7,140,679	2,876,074	3,590,624	2,884,475
Distributions from net investment income — AMPS	(9,730)	(61,044)	(7,811)	(72,288)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	10,902,352	8,584,094	7,079,777	8,225,631
Distributions to Common Shareholders:
Distributions from net investment income — Common Shares	(3,075,140)	(6,291,294)	(2,718,433)	(5,644,628)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	65,555	143,541	58,327	18,902
Net increase resulting from the tender of AMPS (Note 6)	737,000	—	1,080,000	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	802,555	143,541	1,138,327	18,902
Change in net assets	8,629,767	2,436,341	5,499,671	2,599,905
Net Assets Applicable to Common Shares:
Beginning of period	85,559,625	83,123,284	97,169,246	94,569,341
End of period	$94,189,392	$85,559,625	$102,668,917	$97,169,246
Undistributed net investment income at end of period	$455,317	$544,586	$369,507	$398,225

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statements of Cash Flows

Six Months Ended May 31, 2012 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Operating Activities:
Change in net assets resulting from operations	$10,902,352	$7,079,777
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchase of investment securities	(16,150,867)	(20,575,351)
Proceeds from sale of investment securities	14,220,789	18,101,680
Net purchase of short-term investment securities	(50,000)	(500,000)
Increase in income receivable	(4,753)	(8,818)
Increase in prepaid expenses	(69,042)	(67,457)
Decrease in receivable for investments sold	15,000	323,298
Increase in payable for investments purchased	1,529,813	1,526,380
Decrease in payable to adviser	(1,643)	(1,172)
Increase in interest payable- VMTP Shares	22,135	32,437
Decrease in accrued expenses	(100,169)	(97,380)
Net amortization of premium (discount)	102,233	369,350
Net realized gain on investments	(775,802)	(799,438)
Net change in unrealized appreciation of investments	(7,140,679)	(3,590,624)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,499,367	1,792,682
Financing Activities:
Increase in deferred offering costs	(181,955)	(181,955)
Increase (decrease) in:
Payable for floating rate certificate securities	—	50,000
AMPS, at tender value	(17,688,000)	(25,920,000)
VMTP Shares, at liquidation value	18,425,000	27,000,000
Income distribution to participants	(3,009,229)	(2,659,792)
NET CASH USED IN FINANCING ACTIVITIES	(2,454,184)	(1,711,747)
Net increase in cash	45,183	80,935
Cash:
Beginning of period	24,893	(59,851)
End of period	$70,076	$21,084

Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $65,555 and $58,327, respectively.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2012 (unaudited)

1. Organization

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the “Fund,” or collectively as the “Funds”) are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, closed-end management investment companies. Each Fund's investment objective is to provide current income exempt from federal income tax, including the federal AMT.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), each Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate each Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Semi-Annual Shareholder Report the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date and are declared and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Funds did not have a liability for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the state of Delaware.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Trusts

The Funds may leverage their assets through the use of inverse floater trusts, which are also referred to as TOBs. An inverse floater trust is established by a third party sponsor forming a special purpose entity, into which fixed-rate, tax-exempt municipal bonds purchased by the Funds are transferred. The inverse floater trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable-rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual-interest tax-exempt security, which is transferred to the Funds, is also created by the trust and pays interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Funds' Portfolio of Investments and the related floating rate notes reflected as Fund liabilities under the caption, “Payable for floating rate certificate securities” in the Statements of Assets and Liabilities. At May 31, 2012, for Federated Premier Municipal Income Fund, investments with a value of $26,191,256 are held by the inverse floater trusts and serve as collateral for the $17,100,000 in floating rate certificate securities outstanding at that date and for the Federated Premier Intermediate Municipal Income Fund, investments with a value of $30,566,615 are held by the inverse floater trusts and serve as collateral for the $19,175,000 in floating rate certificate securities outstanding at that date. The Federated Premier Municipal Income Fund and the Federated Premier Intermediate Municipal Income Fund recorded interest and inverse floater trust expenses of $64,697 and $76,695, respectively, for these investments for the six months ended May 31, 2012.

While these inverse floater trusts are accounted for as secured borrowings, the Funds' Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Funds.

Restricted Securities

The Funds may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2012, is as follows:

Federated Premier Municipal Income Fund:
Security	Acquisition Date	Cost	Market Value
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$443,000
Federated Premier Intermediate Municipal Income Fund:
Security	Acquisition Date	Cost	Market Value
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000	$443,000

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. Common Shares

The following tables summarize share activity:

Federated Premier Municipal Income Fund	Six Months Ended 5/31/2012	Year Ended 11/30/2011
Shares issued to shareholders in payment of distributions declared	4,425	10,838
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,425	10,838
Federated Premier Intermediate Municipal Income Fund	Six Months Ended 5/31/2012	Year Ended 11/30/2011
Shares issued to shareholders in payment of distributions declared	3,989	1,395
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,989	1,395

4. Federal Tax Information

At May 31, 2012, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$118,894,052	12,839,080	1,350,056	11,489,024
Federated Premier Intermediate Municipal Income Fund	$133,403,794	12,356,302	1,772,743	10,583,559
Semi-Annual Shareholder Report

At November 30, 2011, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $6,757,328 and $8,986,645, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedules summarize the Funds' capital loss carryforwards and expiration years:

Federated Premier Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
2012	$1,006,389	N/A	$1,006,389
2013	$678,904	N/A	$678,904
2016	$1,763,799	N/A	$1,763,799
2017	$2,786,088	N/A	$2,786,088
2019	$522,148	N/A	$522,148
Federated Premier Intermediate Municipal Income Fund
Expiration Year	Short-Term	Long-Term	Total
2012	$1,598,165	N/A	$1,598,165
2013	$1,175,977	N/A	$1,175,977
2015	$615,196	N/A	$615,196
2016	$1,122,663	N/A	$1,122,663
2017	$4,048,132	N/A	$4,048,132
2018	$79,207	N/A	$79,207
2019	$347,305	N/A	$347,305

5. Investment Adviser Fee and Other Transactions With Affiliates

Investment Adviser Fee

Each Fund has entered into an Investment Management Agreement (the “Agreement”) with Federated Investment Management Company (the “Adviser”), to serve as investment manager to the Funds. The Agreement provides for an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.

In order to reduce the Funds' expenses, the Adviser had contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily net value of each Fund's managed assets, inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010. Effective January 1, 2010, and continuing through December 31, 2010, the contractual waiver was reduced to 0.05%. Effective Semi-Annual Shareholder Report

January 1, 2011, the contractual fee waiver expired. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the Adviser voluntarily waived $206,189 and $202,296 of its fee for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, FAS waived $12,045 of its fee for Federated Premier Municipal Income Fund and $11,995 of its fee for Federated Premier Intermediate Municipal Income Fund. The net fee paid to FAS was 0.138% and 0.125% for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively. Each Fund is currently being charged the minimum administrative fee.

Expense Limitation

Effective December 1, 2011, the Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding any interest and trust expenses on inverse floater trusts) paid by each Fund will not exceed 0.99%. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements, no assurance can be given that future total annual fund operating expenses will not be more or less than 0.99%.

Interfund Transactions

During the six months ended May 31, 2012, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$16,150,867	$14,220,789
Federated Premier Intermediate Municipal Income Fund	$20,525,351	$18,101,680

General

Certain Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

6. Preferred Shares

Auction Market Preferred Shares

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.

On July 17, 2008, the Funds' Trustees approved a plan to use inverse floater trusts to refinance a portion of the Funds' outstanding AMPS. During the year ended November 30, 2009, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $7,500,000 and $9,000,000, representing 300 and 360 of their outstanding AMPS, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater trusts. During the year ended November 30, 2008, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund redeemed $9,600,000 and $10,125,000, representing 384 and 405 of their outstanding AMPS, respectively, at liquidation value, using proceeds that arose from the use of the inverse floater trusts. On December 22, 2011 each Fund used the proceeds from its VMTP share private offering, as discussed below, to fund the tender of 737 and 1,080 AMPS for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively. As of May 31, 2012, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 726 and 596 AMPS, respectively.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on AMPS have been paid, the Funds satisfy the 200% asset coverage requirement and certain other requirements imposed by any nationally recognized statistical ratings organizations (NRSROs) rating the AMPS have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At May 31, 2012, there were no such restrictions on the Funds.

Distributions to AMPS are recorded daily and paid weekly at a rate set through auction procedures or under each Fund's Statement of Preferences. The dividend rate to AMPS for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2012, was 0.155% and 0.144%, respectively.

Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for AMPS. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the six months ended May 31, 2012, were $22,509 and $22,686, respectively.

Variable Rate Municipal Term Preferred Shares

On December 22, 2011 each Fund issued variable rate municipal term preferred shares (VMTP shares) in a private offering. Federated Premier Municipal Income Fund issued 737 VMTP shares totaling $18.4 million and Federated Premier Intermediate Municipal Income Fund issued 1,080 VMTP shares totaling $27.0 million. Each Fund used the proceeds from its Semi-Annual Shareholder Report

VMTP share offering to pay for the AMPS it accepted in an AMPS tender offer. VMTP shares are a floating-rate form of preferred shares with a mandatory term redemption date of December 22, 2014, unless extended, and dividends (which are treated as interest payments for financial reporting purposes) that are set weekly to a fixed spread of 1.20% against the Securities Industry and Financial Markets Association Municipal Swap Index.

VMTP shares represent preferred shares and rank on parity with the AMPS. VMTP shares are senior in priority to each Fund's outstanding common shares as to payment of dividends. As of May 31, 2012, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund currently have outstanding 737 and 1,080 VMTP shares, respectively. The average liquidation value outstanding and average annualized dividend rate of VMTP shares for the Funds during the six months ended May 31, 2012 were $18,425,000 and 1.36%, respectively, for Federated Premier Municipal Income Fund and $27,000,000 and 1.36%, respectively, for Federated Premier Intermediate Municipal Income Fund.

7. OFFERING COSTS

Costs incurred in connection with each Fund's offering of VMTP shares in the amount of $227,443 per Fund were recorded as a deferred charge which are being amortized over the life of the shares. Each Fund's amortized deferred charges are recognized as a component of the applicable expense on the Statement of Operations.

8. Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$16,150,867	$14,220,789
Federated Premier Intermediate Municipal Income Fund	$20,575,351	$18,101,680

9. Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Funds' financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Funds' financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

federated premier municipal income fund (“FMN” or the “Fund”)

Federated premier intermediate municipal income fund (“fpt” or the “fund”) (collectively, “funds”)

Following a review and recommendation of approval by the Funds' independent trustees, the Funds' Board reviewed and approved at its May 2012 meetings each Fund's investment advisory contract for an additional one-year period. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contracts.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of each Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Funds and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Funds and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Funds' short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to their particular investment programs and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Funds' investment objectives; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds' portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the investment company industry and market practices; the range of comparable fees for similar funds; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.

Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Funds' fees and expenses to other closed-end funds with comparable investment programs to be relevant, given the high degree of competition in the investment company industry. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Funds, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Funds' investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Funds compete. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to Federated registered investment companies as well as products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that registered investment companies and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; portfolio management techniques made necessary by such differences; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of fund advisory contracts.

The Funds' ability to deliver competitive performance when compared to their peer groups was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Funds' investment programs, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other regulated investment companies, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, FMN's performance was above the median of the relevant peer group.

For the one-year, three-year and five-year periods covered by the Evaluation, FPT's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The Semi-Annual Shareholder Report information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board also considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Board also considered whether the Funds might benefit from “economies of scale” and noted that, as “closed-end funds,” which have made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Funds' initial public offerings) have not made and do not expect to make additional offerings to raise more assets, the Funds are unlikely to grow materially in size and, as a consequence, there are no meaningful “economies of scale” to be realized from internal growth. Accordingly, the Board concluded that this was not a relevant consideration in its overall evaluation.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, FMN's investment advisory fee was above the median of the relevant peer group. The Board reviewed the fees and other expenses of FMN with the Adviser and was satisfied that the overall expense structure of FMN remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FMN.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, FPT's investment advisory fee was above the median of the relevant peer group. The Board reviewed the fees and other expenses of FPT with the Adviser and was satisfied that the overall expense structure of FPT remained competitive. The Board will continue to monitor advisory fees and other expenses borne by FPT.

Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Funds for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Funds' advisory contracts.

In its decision to continue the existing investment advisory contracts, the Board was mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contracts. In particular, the Board recognized that many shareholders have invested in the Funds on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Funds. Thus, the Board's approval of the advisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Funds. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Funds by the Adviser and its affiliates, continuation of the advisory contracts was appropriate.

The Board based its decision to approve the advisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Funds, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that each Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Scroll to “Closed-End Funds” and select a Fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Scroll to “Closed-End Funds” and select a Fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “SEC Filings” then “N-Q” from the list of filings.

Source of Distributions – Notice

Under the federal securities laws, the Funds are required to provide a notice to shareholders regarding the source of distributions made by the Funds if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Funds' distributions, if applicable, is available in the “Products” section of Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Scroll to “Closed-End Funds” and select a Fund name and share class, if applicable, to go to the “Fund Overview” page. On the “Fund Overview” page, select the “Tax Information” tab, then select a year.

Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.

Semi-Annual Shareholder Report

Federated Premier Municipal Income Fund
Federated Premier Intermediate Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

CUSIP 31423P108
CUSIP 31423P207
CUSIP 31423M105
CUSIP 31423M204

28583 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a)	The registrant’s Schedule of Investments in unaffiliated issuers is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not Applicable; registrant had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable

(b) There has been no change to information made in response to Item 8(a)(1) in the registrant’s most recent annual report with respect to Lee R. Cunningham. The following is an update to the information made in response to Item 8(a)(1) in the registrant’s most recent annual report with respect to R. J. Gallo.

R.J. Gallo

R.J. Gallo has been the registrant’s Portfolio Manager since the registrant’s inception in December 2002. Mr. Gallo was named Head of Municipal Bond Investment Group in 2010 and became a Vice President of the registrant in June 2012. Mr. Gallo joined Federated in 2000 as an Investment Analyst, he became a portfolio manager in 2002 and a Senior Portfolio Manager in 2005. He became a Senior Vice President of the registrant’s Adviser in January of 2011, served as a Vice President of the registrant’s Adviser from January 2005 through 2011 and served as Assistant Vice President of the registrant’s Adviser from January 2002 through 2004. From 1996 to 2000, Mr. Gallo was a Financial Analyst and Trader at the Federal Reserve Bank of New York. Mr. Gallo has received the Chartered Financial Analyst designation. Mr. Gallo received a Master’s in Public Affairs with a concentration in Economics and Public Policy from Princeton University.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	(a) Total number of common shares (or units) purchased	(b) Average price paid per common share (or unit)	(c) Total number of common shares (or units) purchased as part of publicly announced plans or programs	(d) Maximum number (or approximate dollar value) of common shares (or units) that may yet be purchased under the plans or programs
Month #1 (December 1, 2011 – December 31, 2011)	-0-	NA	-0-	None
Month #2 (January 1, 2012- January 31, 2012)	-0-	NA	-0-	None
Month #3 (February 1, 2012-February 29, 2012)	-0-	NA	-0-	None
Month #4 (March 1, 2012- March 31, 2012)	-0-	NA	-0-	None
Month #5 (April 1, 2012- April 30, 2012)	-0-	NA	-0-	None
Month #6 (May 1, 2012- May 31, 2012)	-0-	NA	-0-	None
TOTAL	-0-	NA	-0-	NA

Period	(a) Total number of preferred shares (or units) purchased	(b) Average price paid per preferred share (or unit)	(c) Total number of preferred shares (or units) purchased as part of publicly announced plans or programs	(d) Maximum number (or approximate dollar value) of preferred shares (or units) that may yet be purchased under the plans or programs
Month #1 (December 1, 2011 – December 31, 2011)	1,080	$24,000	1,080	None
Month #2 (January 1, 2012- January 31, 2012)	-0-	NA	-0-	None
Month #3 (February 1, 2012-February 29, 2012)	-0-	NA	-0-	None
Month #4 (March 1, 2012- March 31, 2012)	-0-	NA	-0-	None
Month #5 (April 1, 2012- April 30, 2012)	-0-	NA	-0-	None
Month #6 (May 1, 2012- May 31, 2012)	-0-	NA	-0-	None
TOTAL	1,080	$24,000	1,080	NA

NOTE:

On November 9, 2011, the registrant announced a voluntary tender offer for up to 100% of its outstanding Auction Market Preferred Shares (AMPS).  The tender offer was extended twice on December 8, 2011 and December 13, 2011 and expired on December 20, 2011.

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

The following exhibits are filed with this report:

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Premier Intermediate Municipal Income Fund

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012